Fair Value Measurement (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2013 Very Hungry LLC [Member]	Sep. 30, 2013 Buffalo Management Llc [Member]	Sep. 30, 2013 Derivative Warrant Liability	Mar. 31, 2011 Derivative Financial Information
Changes in the fair value of the Level 3 financial liabilities
Balance at the beginning of the period				$ (17,288)
Mark-to-market adjustment			17,055
Extinguishment	(2,900)
New instrument - initial valuation	2,900	650
Balance at the end of the period		$ 650	$ 17,055	$ (17,288)